Leases (Tables)	9 Months Ended
Feb. 29, 2024
Leases [Abstract]
Schedule of Lease Costs	The Company’s lease costs were as follows (in 000’s):
	Three Months Ended		Nine Months Ended
	February 29, 2024	February 28, 2023	February 29, 2024	February 28, 2023
Operating lease cost	$13	$13	$38	$40
Short-term lease cost	2	3	6	7
Total Lease cost	$15	$16	$44	$47

Schedule of Weighted-Average Remaining Lease Term and Discount Rate	The Company’s weighted-average remaining lease term and discount rate as of February 29, 2024 and February 28, 2023 was as follows:
	Nine Months Ended
	February 29, 2024	February 28, 2023
Weighted-average remaining lease term (years)	2	2
Weighted-average discount rate	10%	10%

Schedule of Minimum Aggregate Future Obligations Non-cancellable Operating Leases	The minimum aggregate future obligations under the Company’s non-cancellable operating leases as of February 29, 2024 were as follows (in 000’s):
February 29, 2024
Remaining fiscal 2024	$14
Fiscal 2025	49
Fiscal 2026	24
Fiscal 2027 and thereafter	8
Total future lease payments	95
Less: imputed interest	(10)
Present value of future lease payments	$85